Deferred revenue and deferred platform commission fees - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Deferred revenue and deferred platform commission fees
Platform Commissions Expenses	$ 6,091	$ 8,513
Contract liabilities	$ 242,445	288,828	$ 279,249	$ 332,584
Estimated Player Lifespan In Other Company Games.	15 months		15 months
Unconverted Virtual Currency [member]
Deferred revenue and deferred platform commission fees
Contract liabilities	$ 4,643		$ 4,853
Durable Item [member]
Deferred revenue and deferred platform commission fees
Contract liabilities	3,768		3,893
Consumable Items [member]
Deferred revenue and deferred platform commission fees
Contract liabilities	$ 874		$ 960
Hero Wars
Deferred revenue and deferred platform commission fees
Average Estimated Player Lifespan	27 months		29 months
Goods or services transferred at point in time
Deferred revenue and deferred platform commission fees
Revenue	$ 55,880
Goods or services transferred over time
Deferred revenue and deferred platform commission fees
Revenue		$ 59,626